Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Calamos Convertible and High Income Fund
2020 Calamos Court
Naperville, Illinois 60563
under the
Investment Company Act of 1940
Securities Act File No. 333-146947
Investment Company Act File No. 811-21319
The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.
(1)	Title of the class of securities of Calamos Convertible and High Income Fund (the “Trust”) to be redeemed:
Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP # 12811P207) Series TU (CUSIP #12811P306), Series W (CUSIP #12811P405), Series TH (CUSIP #12811P504), Series F (CUSIP #12811P603) and Series A (CUSIP #12811P702) (the “APS”).
(2)	The securities are to be called or redeemed no earlier than on the following date:

Series	Date
M	July 21, 2009
TU	July 22, 2009
W	July 23, 2009
TH	July 24, 2009
F	July 27, 2009
A	July 23, 2009
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The APS are to be redeemed pursuant to Section 3(a)(i) of the Calamos Convertible and High Income Fund Statement of Preferences of Auction Rate Cumulative Preferred Shares.
(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:
The Trust intends to redeem all of the outstanding APS.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 6th day of July, 2009.

CALAMOS CONVERTIBLE AND HIGH INCOME FUND

By: Name:	/s/ Stathy Darcy Stathy Darcy
Title:	Secretary